Summary of Significant Accounting Policies - Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative	$ 2,442	$ 1,690	$ 6,331	$ 5,381	$ 6,826	$ 7,264	$ 6,826	$ 7,264
Total costs and operating expenses	5,750	5,028	16,051	14,890	19,481	18,675	19,481	18,675
Operating loss	(5,708)	(4,972)	(15,885)	(14,707)	(19,256)	(18,359)	(19,256)	(18,359)
Other income (expense), net	5	13	(7)	(10)	(26)	54	(26)	54
Total other income (expense), net	$ (774)	$ (988)	$ (1,285)	$ (1,470)	$ (1,539)	$ (11,563)	$ (1,539)	$ (11,563)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.35)	$ (0.39)	$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.35)	$ (0.39)	$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)
Weighted-average Class A Common Stock outstanding, basic (in Shares)	21,851,606	18,616,362	21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
Weighted-average Class A Common Stock outstanding, diluted (in Shares)	21,851,606	18,616,362	21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
As Previously Reported [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative		$ 1,692		$ 5,406		$ 7,276
Total costs and operating expenses		5,030		14,915		18,687
Operating loss		(4,974)		(14,732)		(18,371)
Other income (expense), net		15		15		80
Total other income (expense), net		$ (986)		$ (1,445)		$ (11,537)
Net loss per share attributable to common stockholders, basic (in Dollars per share)		$ (0.37)		$ (1.03)		$ (2.38)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.37)		$ (1.03)		$ (2.38)
Weighted-average Class A Common Stock outstanding, basic (in Shares)		19,616,362		19,605,482		12,552,925
Weighted-average Class A Common Stock outstanding, diluted (in Shares)		19,616,362		19,605,482		12,552,925
Adjustments [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative		$ (2)		$ (25)		$ (12)
Total costs and operating expenses		(2)		(25)		(12)
Operating loss		2		25		12
Other income (expense), net		(2)		(25)		(26)
Total other income (expense), net		$ (2)		$ (25)		$ (26)
Net loss per share attributable to common stockholders, basic (in Dollars per share)		$ (0.02)		$ (0.06)		$ (0.16)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.02)		$ (0.06)		$ (0.16)
Weighted-average Class A Common Stock outstanding, basic (in Shares)		(1,000,000)		(1,000,000)		(257,534)
Weighted-average Class A Common Stock outstanding, diluted (in Shares)		(1,000,000)		(1,000,000)		(257,534)